Schedule of Investments PIMCO PCM Fund, Inc.	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 191.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 13.0%
Ancestry.com Operations, Inc. 4.400% (LIBOR03M + 4.250%) due 08/27/2026 ~	$99	$99
Caesars Resort Collection LLC
2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~	35	33
4.647% - 4.772% (LIBOR03M + 4.500%) due 07/21/2025 ~	150	146
Clear Channel Outdoor Holdings, Inc. 3.761% (LIBOR03M + 3.500%) due 08/21/2026 ~	99	91
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	656	590
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~	6	6
Encina Private Credit LLC TBD% - 4.627% (LIBOR03M + 3.627%) due 11/30/2025 «~µ	3,000	3,000
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,584	1,142
EyeCare Partners LLC
3.750% due 02/18/2027 µ	2	2
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~	10	9
Forbes Energy Services LLC TBD% due 04/13/2021 «	590	528
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~	26	25
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~	786	776
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~	9	9
Innophos, Inc. 3.897% (LIBOR03M + 3.750%) due 02/07/2027 «~	5	5
IRB Holding Corp. 3.750% (LIBOR03M + 2.750%) due 02/05/2025 ~	167	159
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~	5	5
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~	130	113
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~	185	151
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~	19	19
Nascar Holdings, Inc. 2.895% (LIBOR03M + 2.750%) due 10/19/2026 ~	13	13
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~	109	108
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~	1,044	1,076
Parexel International Corp. 2.897% (LIBOR03M + 2.750%) due 09/27/2024 ~	100	96
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~	93	93
PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~	6	5
Refinitiv U.S. Holdings, Inc. 3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~	218	216
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(c)	820	656
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	23	23
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~	96	93
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~	1,405	1,095
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~	84	82
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~	2,329	2,248
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~	137	130
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (c)	674	393

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~	170	165
Total Loan Participations and Assignments (Cost $14,428)		13,400
CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 7.8%
CBL & Associates LP
4.600% due 10/15/2024 ^(d)(k)	190	72
5.950% due 12/15/2026 ^(d)(k)	1,621	612
CIT Group, Inc. 5.000% due 08/15/2022 (k)	300	310
Equitable Holdings, Inc. 5.000% due 04/20/2048	2	2
ESH Hospitality, Inc. 4.625% due 10/01/2027	13	13
Ford Motor Credit Co. LLC 3.416% (US0003M + 3.140%) due 01/07/2022 ~(k)	280	277
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (k)	76	75
6.750% due 03/15/2022 (k)	104	103
Hunt Cos., Inc. 6.250% due 02/15/2026	6	6
Kennedy-Wilson, Inc. 5.875% due 04/01/2024	14	14
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027	7	6
Navient Corp.
5.625% due 01/25/2025	51	47
6.125% due 03/25/2024 (k)	102	103
6.500% due 06/15/2022 (k)	200	205
7.250% due 01/25/2022 (k)	300	309
7.250% due 09/25/2023	24	25
Newmark Group, Inc. 6.125% due 11/15/2023	20	21
OneMain Finance Corp.
6.125% due 03/15/2024	24	25
6.875% due 03/15/2025 (k)	1,025	1,139
Piper Jaffray Cos.
4.740% due 10/15/2021	200	200
5.200% due 10/15/2023	900	902
Sabra Health Care LP 4.800% due 06/01/2024	32	34
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (f)	194	63
Uniti Group LP 7.875% due 02/15/2025 (k)	2,420	2,568
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (k)	1,842	921
		8,052
INDUSTRIALS 15.6%
Albertsons Cos., Inc.
4.625% due 01/15/2027	2	2
4.875% due 02/15/2030	3	3
Associated Materials LLC 9.000% due 09/01/2025	770	807
Boeing Co.
5.040% due 05/01/2027 (k)	64	70
5.150% due 05/01/2030 (k)	123	138
5.705% due 05/01/2040 (k)	193	226
5.805% due 05/01/2050 (k)	129	156
5.930% due 05/01/2060 (k)	310	385
CCO Holdings LLC
4.500% due 08/15/2030	26	27
4.750% due 03/01/2030 (k)	36	38
Charter Communications Operating LLC 4.800% due 03/01/2050 (k)	41	47
Citrix Systems, Inc. 3.300% due 03/01/2030	22	24
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	29	28
Community Health Systems, Inc.
6.250% due 03/31/2023 (k)	2,356	2,306
6.625% due 02/15/2025 (k)	221	214
8.000% due 03/15/2026 (k)	78	77
8.625% due 01/15/2024 (k)	236	235
Corning, Inc. 5.450% due 11/15/2079	14	18
CVS Pass-Through Trust 5.880% due 01/10/2028 (k)	965	1,085
DAE Funding LLC
4.500% due 08/01/2022	10	10

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

5.000% due 08/01/2024	22	22
5.250% due 11/15/2021 (k)	102	104
5.750% due 11/15/2023 (k)	100	101
Delta Air Lines, Inc. 7.375% due 01/15/2026 (k)	920	966
Diamond Resorts International, Inc.
7.750% due 09/01/2023	20	19
10.750% due 09/01/2024 (k)	246	220
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (k)	172	173
Energy Transfer Operating LP
3.750% due 05/15/2030	14	14
5.000% due 05/15/2050	14	13
Envision Healthcare Corp. 8.750% due 10/15/2026 (k)	382	177
Exela Intermediate LLC 10.000% due 07/15/2023	23	7
Fresh Market, Inc. 9.750% due 05/01/2023 (k)	350	315
Full House Resorts, Inc.
8.575% due 01/31/2024	100	96
9.738% due 02/02/2024	8	8
General Electric Co.
5.875% due 01/14/2038	4	5
6.150% due 08/07/2037	2	2
6.875% due 01/10/2039	10	13
iHeartCommunications, Inc.
6.375% due 05/01/2026 (k)	233	243
8.375% due 05/01/2027	60	59
Innophos Holdings, Inc. 9.375% due 02/15/2028	23	25
Kronos Acquisition Holdings, Inc. 9.000% due 08/15/2023 (k)	200	203
NCL Corp. Ltd.
3.625% due 12/15/2024	14	10
10.250% due 02/01/2026 (k)	988	1,032
Netflix, Inc. 5.375% due 11/15/2029	12	14
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(d)	45	11
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~(k)	1,000	891
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	16	17
7.375% due 06/01/2025	7	7
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	21	22
Staples, Inc. 7.500% due 04/15/2026	3	3
TEGNA, Inc. 4.625% due 03/15/2028	32	31
Topaz Solar Farms LLC
4.875% due 09/30/2039 (k)	314	349
5.750% due 09/30/2039 (k)	2,109	2,468
TransDigm, Inc. 5.500% due 11/15/2027	8	8
Transocean Guardian Ltd. 5.875% due 01/15/2024	8	5
Transocean Pontus Ltd. 6.125% due 08/01/2025	22	20
Transocean, Inc. 7.250% due 11/01/2025	51	15
TripAdvisor, Inc. 7.000% due 07/15/2025 (k)	1,000	1,044
Triumph Group, Inc.
5.250% due 06/01/2022	4	3
6.250% due 09/15/2024	11	9
U.S. Renal Care, Inc. 10.625% due 07/15/2027	12	13
UAL Pass-Through Trust 6.636% due 01/02/2024 (k)	355	336
Univision Communications, Inc. 5.125% due 02/15/2025 (k)	438	416
ViaSat, Inc.
5.625% due 09/15/2025	18	18
5.625% due 04/15/2027	4	4
Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~	9	8
6.250% due 02/01/2050	5	5
Windstream Escrow LLC 7.750% due 08/15/2028	509	501
Wyndham Destinations, Inc.
3.900% due 03/01/2023	14	14
4.625% due 03/01/2030	5	5
6.000% due 04/01/2027 (k)	154	158

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Zayo Group Holdings, Inc. 6.125% due 03/01/2028	12	12
		16,130
UTILITIES 5.8%
CenturyLink, Inc. 4.000% due 02/15/2027	14	14
Edison International 5.750% due 06/15/2027	11	12
Frontier Communications Corp. 8.000% due 04/01/2027	24	24
Pacific Gas & Electric Co.
3.150% due 01/01/2026	53	54
3.300% due 03/15/2027 (k)	132	135
3.400% due 08/15/2024 (k)	85	89
3.450% due 07/01/2025 (k)	381	399
3.500% due 06/15/2025 (k)	151	159
3.750% due 07/01/2028 (k)	381	396
3.750% due 08/15/2042	2	2
3.850% due 11/15/2023 (k)	14	15
4.000% due 12/01/2046	2	2
4.300% due 03/15/2045	24	23
4.500% due 07/01/2040	53	54
4.500% due 12/15/2041	26	26
4.550% due 07/01/2030 (k)	712	773
4.600% due 06/15/2043	9	9
4.650% due 08/01/2028 (k)	227	247
4.750% due 02/15/2044 (k)	157	161
4.950% due 07/01/2050 (k)	712	764
Southern California Edison Co.
3.650% due 03/01/2028	2	2
3.650% due 02/01/2050	5	5
4.125% due 03/01/2048	16	17
4.650% due 10/01/2043	30	35
4.875% due 03/01/2049	40	48
5.750% due 04/01/2035	2	3
6.000% due 01/15/2034	20	26
6.650% due 04/01/2029	13	16
Sprint Corp.
7.125% due 06/15/2024 (k)	158	182
7.625% due 02/15/2025 (k)	394	462
7.625% due 03/01/2026 (k)	954	1,154
7.875% due 09/15/2023 (k)	527	605
Talen Energy Supply LLC 6.625% due 01/15/2028	4	4
Transocean Poseidon Ltd. 6.875% due 02/01/2027	20	16
		5,933
Total Corporate Bonds & Notes (Cost $30,563)		30,115
MUNICIPAL BONDS & NOTES 0.7%
WEST VIRGINIA 0.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	710	761
Total Municipal Bonds & Notes (Cost $671)		761
U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae
3.798% due 02/25/2040 •	50	48
4.000% due 06/25/2050 (a)(k)	6,381	897
5.898% due 07/25/2029 •	230	237
Freddie Mac
0.000% due 02/25/2046 (b)(f)(k)	1,291	1,222
0.100% due 02/25/2046 (a)	13,318	2
0.639% due 01/25/2021 ~(a)	2,154	0
0.700% due 11/25/2055 ~(a)(k)	6,253	458
1.210% due 10/25/2020 ~(a)	22	0
2.079% due 11/25/2045 ~(a)(k)	1,027	125
3.615% due 06/25/2041 ~(a)(k)	10,500	157
4.000% due 07/25/2050 (a)(k)	11,741	1,572
5.000% due 03/15/2040 (a)	2,148	164
5.298% due 10/25/2029 •	250	256
5.998% due 05/25/2050 •(a)(k)	2,854	556
7.698% due 12/25/2027 •	445	449
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	4,100	4,221

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

2.500% due 12/01/2050	5,200	5,434
Total U.S. Government Agencies (Cost $16,219)		15,798
NON-AGENCY MORTGAGE-BACKED SECURITIES 41.7%
Adjustable Rate Mortgage Trust 3.079% due 01/25/2036 ^~	95	88
Banc of America Alternative Loan Trust 5.913% due 04/25/2037 ^~	126	128
Banc of America Funding Trust
3.100% due 12/20/2034 ~	284	192
3.692% due 03/20/2036 ~	59	54
5.806% due 03/25/2037 ^~	71	71
7.000% due 10/25/2037 ^	438	355
Banc of America Mortgage Trust
3.385% due 06/25/2035 ~	59	56
3.704% due 06/20/2031 ~	270	270
Bancorp Commercial Mortgage Trust 3.902% due 08/15/2032 •(k)	2,300	2,180
BCAP LLC Trust 0.587% due 07/26/2036 ~	87	76
Bear Stearns ALT-A Trust
0.318% due 04/25/2037 •	603	540
2.750% due 09/25/2034 ~	84	83
3.191% due 11/25/2036 ^~	627	413
3.346% due 05/25/2036 ~	36	29
3.411% due 08/25/2036 ^~	92	92
3.463% due 05/25/2036 ^~	190	177
3.535% due 08/25/2036 ^~	246	163
3.749% due 01/25/2047 ~	30	21
3.912% due 07/25/2035 ^~	129	105
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~(k)	796	815
6.105% due 04/12/2038 ~	40	40
BRAD Resecuritization Trust
2.142% due 03/12/2021 «	1,141	17
6.550% due 03/12/2021 «	278	269
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 ^þ	241	184
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	15	15
CD Mortgage Trust 5.688% due 10/15/2048	1,031	595
Chase Mortgage Finance Trust 6.000% due 03/25/2037 ^	202	150
Churchill Capital Corp. 6.000% due 09/30/2027 «(i)	700	667
Citigroup Commercial Mortgage Trust 5.773% due 12/10/2049 ~	671	406
Citigroup Mortgage Loan Trust
3.252% due 11/25/2035 ~(k)	1,515	1,045
3.353% due 11/25/2036 ^~	62	60
3.711% due 08/25/2035 ^~	26	23
6.250% due 11/25/2037 ~	780	548
Citigroup Mortgage Loan Trust, Inc. 2.908% due 10/25/2035 ~	397	283
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.560% due 09/25/2035 ^~	106	88
CitiMortgage Alternative Loan Trust 5.500% due 04/25/2022 ^	8	8
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	1,700	1,725
Commercial Mortgage Loan Trust 6.258% due 12/10/2049 ~(k)	721	328
Commercial Mortgage Trust 6.050% due 07/10/2046 ~	690	687
Countrywide Alternative Loan Trust
0.428% due 02/25/2037 •	185	165
0.438% due 02/25/2036 ^•	564	472
0.698% due 10/25/2037 •	4,047	672
2.019% due 12/25/2035 •	936	855
5.500% due 03/25/2035	449	292
6.000% due 11/25/2035 ^	170	48
6.000% due 04/25/2036 ^(k)	2,727	1,972
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •	118	103
2.018% due 03/25/2046 ^•(k)	585	374
2.195% due 02/20/2036 ^•	6	5
3.097% due 09/20/2036 ^~	94	87
3.231% due 09/25/2047 ^~	292	271
6.000% due 05/25/2037 ^	234	170
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~	3,228	569
5.869% due 09/15/2040 ~	3	6
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	49	51

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Credit Suisse Mortgage Capital Certificates 0.676% due 11/30/2037 ~	2,928	2,670
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.896% due 04/25/2036 þ	198	139
6.000% due 07/25/2036	1,063	853
6.500% due 05/25/2036 ^	162	87
First Horizon Alternative Mortgage Securities Trust 2.778% due 08/25/2035 ^~	13	2
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~	191	105
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~	900	810
GS Mortgage Securities Trust
1.183% due 08/10/2043 ~(a)	5,266	64
2.346% due 05/10/2045 ~(a)	3,050	47
5.622% due 11/10/2039	512	354
GSR Mortgage Loan Trust 3.408% due 03/25/2047 ^~(k)	877	716
HarborView Mortgage Loan Trust 0.656% due 01/19/2036 •	554	406
IndyMac Mortgage Loan Trust
0.948% due 11/25/2034 •	91	85
3.277% due 05/25/2036 ~	123	86
3.792% due 06/25/2037 ~	197	175
JPMorgan Alternative Loan Trust 6.500% due 03/25/2036 ^(k)	987	808
JPMorgan Chase Commercial Mortgage Securities Corp. 2.065% due 03/12/2039 ~(a)	158	0
JPMorgan Chase Commercial Mortgage Securities Trust
0.608% due 02/15/2046 ~(a)	57,062	317
5.411% due 05/15/2047 (k)	1,532	1,773
6.040% due 01/12/2038 ~	1,600	1,620
6.374% due 02/12/2051 ~	680	685
JPMorgan Mortgage Trust 2.962% due 07/25/2035 ~	31	31
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^(k)	282	157
5.562% due 02/15/2040 ^~	119	66
Lehman Mortgage Trust
5.000% due 08/25/2021 ^	42	42
5.954% due 04/25/2036 ^~	133	117
6.000% due 05/25/2037 ^	241	244
MASTR Adjustable Rate Mortgages Trust 3.261% due 11/25/2035 ^~	324	248
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^•	276	247
Merrill Lynch Mortgage Investors Trust
0.568% due 07/25/2030 •	41	40
0.808% due 11/25/2029 •	71	68
3.963% due 11/25/2035 •	81	80
Morgan Stanley Capital Trust
0.498% due 11/12/2049 ~(a)	5,366	4
5.399% due 12/15/2043	83	56
Morgan Stanley Mortgage Loan Trust
3.530% due 01/25/2035 ^~	206	161
6.000% due 08/25/2037 ^	190	128
Morgan Stanley Resecuritization Trust 3.921% due 03/26/2037 ~(k)	3,842	3,686
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	154	150
Motel 6 Trust 7.079% due 08/15/2024 •	972	810
Nomura Asset Acceptance Corp. Alternative Loan Trust 1.218% due 02/25/2035 •	147	150
Regal Trust 2.255% due 09/29/2031 •	14	14
Residential Accredit Loans, Inc. Trust
4.482% due 01/25/2036 ^~(k)	266	235
6.000% due 08/25/2035 ^	215	216
6.000% due 06/25/2036 ^	115	110
6.500% due 09/25/2037 ^	196	194
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^	201	119
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	171	168
Structured Adjustable Rate Mortgage Loan Trust
3.508% due 09/25/2036 ^~	93	87
3.556% due 01/25/2036 ^~	247	175
3.569% due 04/25/2036 ^~	260	207
Structured Asset Mortgage Investments Trust 0.358% due 08/25/2036 ^•(k)	639	609
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^	128	85
Wachovia Bank Commercial Mortgage Trust
1.145% due 10/15/2041 ~(a)	42	0
5.720% due 10/15/2048 ~(k)	1,467	1,427

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.638% due 06/25/2044 •(k)	315	306
2.182% due 11/25/2046 •	436	409
3.353% due 12/25/2036 ^~(k)	250	248
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 ^(k)	1,014	916
Wells Fargo Alternative Loan Trust 5.500% due 07/25/2022	3	3
Wells Fargo-RBS Commercial Mortgage Trust 0.987% due 02/15/2044 ~(a)	10,955	0
Total Non-Agency Mortgage-Backed Securities (Cost $42,802)		42,973
ASSET-BACKED SECURITIES 72.6%
Asset-Backed Securities Corp. Home Equity Loan Trust
1.243% due 02/25/2035 •(k)	2,907	2,907
1.873% due 12/25/2034 •(k)	1,362	1,350
3.406% due 06/21/2029 •	71	70
Bayview Financial Acquisition Trust 0.425% due 12/28/2036 •	34	34
Bear Stearns Asset-Backed Securities Trust
0.528% due 04/25/2036 •(k)	1,973	2,568
3.444% due 07/25/2036 ~	276	278
5.500% due 12/25/2035	34	29
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~	1,185	371
Centex Home Equity Loan Trust 0.898% due 01/25/2035 •(k)	1,643	1,580
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •(k)	1,424	999
0.368% due 12/25/2036 •(k)	790	422
0.598% due 11/25/2045 •(k)	1,987	1,977
0.848% due 11/25/2046 •(k)	1,900	1,559
Citigroup Mortgage Loan Trust, Inc. 0.408% due 03/25/2037 •(k)	3,102	2,855
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031	342	176
9.163% due 03/01/2033 ~	767	728
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•(k)	1,008	946
0.288% due 06/25/2035 •(k)	2,048	1,886
0.288% due 06/25/2047 ^•(k)	2,199	2,025
0.298% due 04/25/2047 ^•(k)	591	574
0.348% due 06/25/2037 ^•(k)	663	674
0.388% due 05/25/2036 •(k)	7,984	6,398
1.798% due 06/25/2035 •(k)	4,000	3,967
Countrywide Asset-Backed Certificates Trust
0.418% due 09/25/2046 •(k)	4,088	3,342
2.023% due 10/25/2035 •(k)	2,091	1,783
Crecera Americas LLC 5.563% due 08/31/2021 «•	1,711	1,709
EMC Mortgage Loan Trust
1.198% due 05/25/2040 •	294	299
1.448% due 02/25/2041 •	254	252
Fremont Home Loan Trust 0.328% due 04/25/2036 •	447	443
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	52	47
GSAMP Trust
1.898% due 12/25/2034 •(k)	2,162	1,660
1.948% due 06/25/2035 •(k)	2,200	2,187
Harley Marine Financing LLC 7.869% due 05/15/2043 «	1,000	543
Home Equity Mortgage Loan Asset-Backed Trust 0.388% due 04/25/2037 •(k)	4,176	3,114
HSI Asset Securitization Corp. Trust 0.258% due 04/25/2037 •(k)	3,422	2,273
Marlette Funding Trust
0.000% due 07/16/2029 «(f)	3	344
0.000% due 03/15/2030 «(f)	8	1,904
MASTR Asset-Backed Securities Trust 0.258% due 08/25/2036 •(k)	3,007	1,640
Morgan Stanley ABS Capital, Inc. Trust 0.928% due 12/25/2034 •	131	119
Morgan Stanley Home Equity Loan Trust 1.213% due 05/25/2035 •	1,913	1,418
National Collegiate Commutation Trust 0.000% due 03/25/2038 •	3,500	1,015
People's Financial Realty Mortgage Securities Trust 0.278% due 09/25/2036 •	1,477	445
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ(k)	3,742	2,195
Residential Asset Securities Corp. Trust 0.838% due 08/25/2035 •(k)	4,350	4,145
Securitized Asset-Backed Receivables LLC Trust
0.578% due 01/25/2035 •	751	709

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

0.598% due 10/25/2035 •(k)	5,500	5,395
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(f)	22	577
SoFi Professional Loan Program LLC
0.000% due 03/25/2036 «(f)	10	47
0.000% due 01/25/2039 (f)	1,000	201
0.000% due 05/25/2040 (f)	1,000	255
0.000% due 09/25/2040 (a)(f)	339	117
Structured Asset Investment Loan Trust
1.873% due 10/25/2034 •(k)	1,986	1,950
4.648% due 10/25/2033 •	68	69
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	209	207
UPS Capital Business Credit 7.664% due 04/15/2026 ^«•(d)	1,856	0
Total Asset-Backed Securities (Cost $72,199)		74,777
	SHARES
COMMON STOCKS 3.4%
COMMUNICATION SERVICES 0.2%
Clear Channel Outdoor Holdings, Inc. (e)	108,013	108
iHeartMedia, Inc. «(e)	83	1
iHeartMedia, Inc. 'A' (e)	6,080	49
		158
ENERGY 0.0%
Forbes Energy Services Ltd. (e)(i)	35,625	3
FINANCIALS 1.8%
Associated Materials Group, Inc «(e)(i)	294,140	1,868
INDUSTRIALS 1.1%
McDermott International Ltd. (e)	81,972	197
Neiman Marcus Group Ltd. LLC «(e)(i)	13,191	819
Westmoreland Mining Holdings LLC «(e)(i)	9,231	69
		1,085
UTILITIES 0.3%
TexGen Power LLC «	9,914	337
Total Common Stocks (Cost $5,995)		3,451
WARRANTS 0.9%
COMMUNICATION SERVICES 0.3%
iHeartMedia, Inc. - Exp. 05/01/2039 «	39,591	281
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 «	118,000	0
INFORMATION TECHNOLOGY 0.6%
Windstream Services LLC - Exp. 03/24/2021 «	43,520	594
Total Warrants (Cost $1,192)		875
PREFERRED SECURITIES 2.4%
INDUSTRIALS 2.4%
General Electric Co. 5.000% due 01/21/2021 •(h)	53,000	42
Sequa Corp. (12.000% PIK) 12.000% «(c)	2,999	2,479
Total Preferred Securities (Cost $2,163)		2,521
REAL ESTATE INVESTMENT TRUSTS 2.9%
REAL ESTATE 2.9%
Uniti Group, Inc.	46,851	494
VICI Properties, Inc.	104,988	2,453

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,834)		2,947
SHORT-TERM INSTRUMENTS 9.7%
REPURCHASE AGREEMENTS (j) 9.2%		9,497
	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
0.139% due 10/15/2020 (f)(g)(n)	497	497
Total Short-Term Instruments (Cost $9,994)		9,994
Total Investments in Securities (Cost $198,060)		197,612
Total Investments 191.8% (Cost $198,060)		$197,612
Financial Derivative Instruments (l)(m) (0.4)%(Cost or Premiums, net $485)		(394)
Other Assets and Liabilities, net (91.4)%		(94,187)
Net Assets Applicable to Common Shareholders 100.0%		$103,031

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Associated Materials Group, Inc	08/24/2020	$1,868	$1,868	1.81%
Churchill Capital Corp. 6.000% due 09/30/2027	07/10/2020	682	667	0.65
Forbes Energy Services Ltd.	07/29/2014	1,769	3	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020	425	819	0.80
Westmoreland Mining Holdings LLC	12/08/2014	269	69	0.07
$5,013	$3,426	3.33%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$697	U.S. Treasury Notes 2.125% due 08/15/2021	$(711)	$697	$697
RDR	0.100	09/30/2020	10/01/2020	8,800	U.S. Treasury Notes 1.500% due 10/31/2021	(8,989)	8,800	8,800
Total Repurchase Agreements	$(9,700)	$9,497	$9,497
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	1.172%	09/24/2020	03/23/2021	$(1,440)	$(1,441)
1.222	09/24/2020	03/23/2021	(3,821)	(3,822)
1.553	08/11/2020	11/10/2020	(1,699)	(1,702)
BPS	0.400	09/15/2020	10/20/2020	(53)	(54)
0.520	09/09/2020	12/08/2020	(680)	(680)
0.700	09/15/2020	10/20/2020	(132)	(132)
0.800	09/22/2020	10/27/2020	(964)	(964)
1.000	08/04/2020	TBD(3)	(305)	(305)
1.456	08/31/2020	12/04/2020	(2,587)	(2,591)
1.553	08/21/2020	11/24/2020	(1,091)	(1,093)
2.491	04/23/2020	10/20/2020	(1,596)	(1,614)
BRC	1.400	09/04/2020	12/03/2020	(343)	(343)
1.491	09/01/2020	12/04/2020	(1,201)	(1,202)
CEW	0.850	08/04/2020	10/05/2020	(235)	(235)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

0.888	09/09/2020	03/08/2021	(208)	(208)
CIB	0.700	09/03/2020	10/08/2020	(2,041)	(2,043)
0.700	09/29/2020	11/02/2020	(446)	(447)
CSG	0.900	08/27/2020	TBD(3)	(56)	(56)
FOB	0.450	08/04/2020	TBD(3)	(376)	(376)
GLM	2.052	07/02/2020	10/05/2020	(834)	(838)
GSC	0.750	09/16/2020	10/19/2020	(611)	(611)
MZF	1.554	08/13/2020	11/12/2020	(4,729)	(4,739)
RTA	1.606	08/04/2020	02/04/2021	(2,650)	(2,657)
1.615	08/03/2020	02/03/2021	(9,065)	(9,089)
1.719	07/28/2020	01/28/2021	(1,493)	(1,498)
SAL	1.554	08/13/2020	11/16/2020	(1,805)	(1,809)
1.654	08/13/2020	11/16/2020	(1,061)	(1,063)
SOG	0.430	09/14/2020	10/19/2020	(142)	(142)
0.620	09/30/2020	10/30/2020	(1,260)	(1,260)
0.700	08/05/2020	TBD(3)	(3,140)	(3,143)
0.700	09/25/2020	TBD(3)	(580)	(580)
0.830	08/19/2020	10/21/2020	(346)	(346)
0.870	09/14/2020	03/15/2021	(621)	(621)
0.870	09/16/2020	03/17/2021	(1,487)	(1,488)
1.470	08/17/2020	11/19/2020	(2,974)	(2,979)
TDM	0.380	08/27/2020	TBD(3)	(1,015)	(1,016)
0.380	09/09/2020	TBD(3)	(667)	(667)
UBS	0.500	07/28/2020	TBD(3)	(1,737)	(1,739)
0.650	08/28/2020	TBD(3)	(3,847)	(3,849)
0.700	09/14/2020	10/14/2020	(853)	(854)
0.700	09/25/2020	10/27/2020	(286)	(286)
0.700	09/30/2020	10/26/2020	(1,738)	(1,738)
0.800	09/09/2020	12/08/2020	(1,238)	(1,238)
1.250	07/17/2020	10/15/2020	(126)	(126)
1.251	09/02/2020	12/03/2020	(2,538)	(2,540)
1.351	09/02/2020	12/03/2020	(530)	(531)
1.375	09/18/2020	03/17/2021	(789)	(789)
1.399	08/21/2020	02/17/2021	(4,657)	(4,665)
1.539	08/07/2020	02/03/2021	(4,597)	(4,608)
1.606	08/05/2020	02/05/2021	(706)	(707)
1.916	07/13/2020	10/13/2020	(3,096)	(3,109)
1.918	07/09/2020	10/07/2020	(1,271)	(1,277)
Total Reverse Repurchase Agreements	$(81,910)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.3)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2050	$8,200	$(8,612)	$(8,592)
Total Short Sales (8.3)%	$(8,612)	$(8,592)
(k)	Securities with an aggregate market value of $108,859 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(80,898) at a weighted average interest rate of 1.553%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2020	1	$(176)	$1	$1	$0
Total Futures Contracts	$1	$1	$0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Sprint Communications, Inc.	5.000%	Quarterly	12/20/2021	0.497%	$300	$9	$8	$17	$0	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	Semi-Annual	12/19/2023	$15,300	$(131)	$1,479	$1,348	$0	$(2)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023	32,300	606	1,108	1,714	0	(5)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	3,200	77	196	273	0	(5)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029	7,800	630	1,022	1,652	0	(18)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	4,150	186	44	230	0	(11)
Receive(5)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	500	(16)	4	(12)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2038	5,200	18	(1,820)	(1,802)	42	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(22)	(23)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	400	0	(52)	(52)	5	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(110)	(114)	10	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	400	(2)	(50)	(52)	5	0
$1,363	$1,799	$3,162	$64	$(41)
Total Swap Agreements	$1,372	$1,807	$3,179	$64	$(41)
Cash of $1,241 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$3,619	$(720)	$414	$0	$(306)
ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	858	(167)	55	0	(112)
Total Swap Agreements	$(887)	$469	$0	$(418)
(n)

Securities with an aggregate market value of $497 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,968	$4,432	$13,400
Corporate Bonds & Notes
Banking & Finance	0	8,052	0	8,052
Industrials	0	16,130	0	16,130
Utilities	0	5,933	0	5,933
Municipal Bonds & Notes
West Virginia	0	761	0	761
U.S. Government Agencies	0	15,798	0	15,798
Non-Agency Mortgage-Backed Securities	0	42,020	953	42,973
Asset-Backed Securities	0	69,653	5,124	74,777
Common Stocks
Communication Services	157	0	1	158
Energy	3	0	0	3
Financials	0	0	1,868	1,868
Industrials	197	0	888	1,085
Utilities	0	0	337	337
Warrants
Communication Services	0	0	281	281
Information Technology	0	0	594	594
Preferred Securities
Industrials	0	42	2,479	2,521
Real Estate Investment Trusts
Real Estate	2,947	0	0	2,947
Short-Term Instruments
Repurchase Agreements	0	9,497	0	9,497
U.S. Treasury Bills	0	497	0	497
Total Investments	$3,304	$177,351	$16,957	$197,612
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,592)	$0	$(8,592)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1	$64	$0	$65
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(41)	0	(41)
Over the counter	0	(418)	0	(418)
$0	$(459)	$0	$(459)
Total Financial Derivative Instruments	$1	$(395)	$0	$(394)
Totals	$3,305	$168,364	$16,957	$188,626

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 06/30/2020	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$5,437	$2,777	$(3,090)	$28	$(510)	$383	$0	$(593)	$4,432	$(10)
Non-Agency Mortgage-Backed Securities	294	682	(9)	1	0	(15)	0	0	953	(15)
Asset-Backed Securities	4,210	0	0	0	0	(800)	1,714	0	5,124	(800)
Common Stocks
Communication Services	1	0	0	0	0	0	0	0	1	0
Financials	0	1,868	0	0	0	0	0	0	1,868	0
Industrials	372	425	0	0	0	394	0	(303)	888	394
Real Estate	415	0	0	0	0	0	0	(415)	0	0
Utilities	320	0	0	0	0	17	0	0	337	17
Warrants
Communication Services	0	0	0	0	0	(49)	330	0	281	(49)
Information Technology	0	317	0	0	0	277	0	0	594	277

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	September 30, 2020 (Unaudited)

Preferred Securities
Industrials	2,179	65	0	0	0	235	0	0	2,479	235
Totals	$13,228	$6,134	$(3,099)	$29	$(510)	$442	$2,044	$(1,311)	$16,957	$49
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2020	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$3,000	Market Based Approach	Recovery Value	100.000	—
1,432	Third Party Vendor	Broker Quote	80.000 - 99.250	85.522
Non-Agency Mortgage-Backed Securities	286	Proxy Pricing	Base Price	1.500 - 96.625	90.931
667	Reference Instrument	Volatility	30.000	—
Asset-Backed Securities	543	Discounted Cash Flow	Discount Rate	22.430	—
4,581	Proxy Pricing	Base Price	0.000 - 22,689.660	10,805.469
Common Stocks
Communication Services	1	Other Valuation Techniques(2)	—	—	—
Financials	1,868	Fundamental Valuation	Company Equity Value	$635,000,000.000	—
Industrials	69	Other Valuation Techniques(2)	—	—-	—
819	Recent Transaction	Purchase Price	62.050	—
Utilities	337	Indicative Market Quotation	Broker Quote	$34.000	—
Warrants
Communication Services	281	Other Valuation Techniques(2)	—	—	—
Information Technology	594	Discounted Cash Flow	Yield	13.640	—
Preferred Securities
Industrials	2,479	Fundamental Valuation	Company Equity Value	$627,426,093.000	—
Total	$16,957
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the foreign (non-U.S.) security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Adviser’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market based valuation estimates fair value by projecting the company's market value, which may include unobservable inputs such as estimated recovery on assets. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	FOB	Credit Suisse Securities (USA) LLC	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
CEW	Canadian Imperial Bank of Commerce	GSC	Goldman Sachs & Co. LLC	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
CSG	Credit Suisse AG Cayman	MZF	Mizuho Securities USA LLC	UBS	UBS Securities LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	PRIME	Daily US Prime Rate
LIBOR01M	1 Month USD-LIBOR	PENAAA	Penultimate AAA Sub-Index	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	PIK	Payment-in-Kind	TBD	To-Be-Determined
ALT	Alternate Loan Trust	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
LIBOR	London Interbank Offered Rate